Warrants (Details)	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)
Warrants [Line Items]
Issuance and sale of units (in Shares)	810,324
Subscription amount (in Dollars) | $	$ 3,500,000
Subscription Agreement with Investors [Member]
Warrants [Line Items]
Issuance and sale of units (in Shares)	405,162
Share price [Member]
Warrants [Line Items]
Measurement of warrants		4.56
Exercise price [Member]
Warrants [Line Items]
Measurement of warrants		4.32
Term [Member]
Warrants [Line Items]
Measurement of warrants		5
Volatility [Member]
Warrants [Line Items]
Measurement of warrants		46
Risk-free rate [Member]
Warrants [Line Items]
Measurement of warrants		3.8
Dividend rate [Member]
Warrants [Line Items]
Measurement of warrants		0
Common Stock [Member]
Warrants [Line Items]
Issuance and sale of units (in Shares)	405,162
Warrant [Member]
Warrants [Line Items]
Issuance and sale of units (in Shares)	405,162
Exercise price per share (in Dollars per share) | $ / shares	$ 4.32
Estimated warrants (in Dollars) | $		$ 862,000